UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-8606

DWS Target Date Series

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 11/30/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2009 (Unaudited)

DWS LifeCompass 2020 Fund

	Shares	Value ($)

Equity - Equity Funds 58.7%
DWS Capital Growth Fund "Institutional"	47,679	2,197,517
DWS Commodity Securities Fund "Institutional"	298,853	1,099,778
DWS Communications Fund "Institutional"	46,586	681,547
DWS Disciplined Market Neutral Fund "Institutional"	22,848	215,685
DWS Diversified International Equity Fund "Institutional"	1,507,173	10,007,628
DWS Dreman Mid Cap Value Fund "Institutional"	124,174	1,137,435
DWS Dreman Small Cap Value Fund "Institutional"	170,812	5,129,471
DWS Emerging Markets Equity Fund "Institutional"	339,442	5,651,711
DWS Equity 500 Index Portfolio "Institutional"	241,211	30,052,488
DWS Europe Equity Fund "Institutional"	362,972	8,649,628
DWS Global Opportunities Fund "Institutional"	56,937	1,737,156
DWS Global Thematic Fund "Institutional"	158,054	3,282,773
DWS Gold & Precious Metals Fund "Institutional"	20,890	438,263

DWS Growth & Income Fund "Institutional"	481,184	6,842,430
DWS Health Care Fund "Institutional"	189,786	4,355,598
DWS International Fund "Institutional"	170,294	7,750,073
DWS International Value Opportunities Fund "Institutional"	202,041	1,779,979
DWS Large Cap Value Fund "Institutional"	765,144	12,219,353
DWS Large Company Growth Fund "Institutional"	151,361	3,703,802
DWS RREEF Global Real Estate Securities Fund "Institutional"	151,254	1,086,004
DWS RREEF Real Estate Securities Fund "Institutional"	47,848	636,377
DWS S&P 500 Plus Fund "S"	511,449	5,636,170
DWS Small Cap Core Fund "S"	400,138	5,305,824
DWS Small Cap Growth Fund "Institutional"	107,967	1,643,261
DWS Strategic Value Fund "Institutional"	98,451	2,862,942
DWS Technology Fund "Institutional"	533,167	5,976,803

Total Equity - Equity Funds (Cost $143,352,432)		130,079,696
Equity - Exchange-Traded Funds 14.0%
Consumer Discretionary Select Sector SPDR Fund	63,758	1,824,754
Consumer Staples Select Sector SPDR Fund	62,918	1,688,719
Energy Select Sector SPDR Fund	30,542	1,735,396
Financial Select Sector SPDR Fund	113,204	1,661,835
Industrial Select Sector SPDR Fund	66,651	1,833,569
iShares MSCI Australia Index Fund	121,961	2,845,350
iShares MSCI Canada Index Fund	98,277	2,548,323
iShares MSCI EAFE Small Cap Index Fund	60,541	2,162,525
iShares MSCI France Index Fund	8,667	224,129
iShares MSCI Germany Index Fund	101,727	2,288,858
iShares MSCI Japan Index Fund	380,519	3,633,956
iShares MSCI Netherlands Investable Market Index Fund	2,486	50,192
iShares MSCI United Kingdom Index Fund	483,887	7,872,841
Utilities Select Sector SPDR Fund	22,875	680,531

Total Equity - Exchange-Traded Funds (Cost $28,341,951)		31,050,978
Fixed Income - Bond Funds 26.7%
DWS Core Fixed Income Fund "Institutional"	2,523,349	23,012,940
DWS Emerging Markets Fixed Income Fund "Institutional"	367,342	3,813,007
DWS Floating Rate Plus Fund "Institutional"	137,799	1,215,385
DWS Global Bond Fund "S"	405,832	4,362,696
DWS GNMA Fund "Institutional"	79,218	1,215,211
DWS High Income Fund "Institutional"	1,811,017	8,149,577
DWS Inflation Protected Plus Fund "Institutional"	330,110	3,291,199
DWS Short Duration Plus Fund "Institutional"	187,693	1,779,334
DWS US Bond Index Fund "Institutional"	1,157,262	12,290,123

Total Fixed Income - Bond Funds (Cost $61,758,418)		59,129,472
Fixed Income - Money Market Funds 0.7%
Central Cash Management Fund	1,561,777	1,561,777
DWS Money Market Prime Series "DWS Cash Investment Trust Class S"	8,781	8,781
DWS Money Market Series "Institutional"	26,261	26,261

Total Fixed Income - Money Market Funds (Cost $1,596,819)		1,596,819

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $235,049,620) †	100.1	221,856,965
Other Assets and Liabilities, Net	(0.1)	(226,617)

Net Assets	100.0	221,630,348

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†

The cost for federal income tax purposes was $240,065,279. At November 30, 2009, net unrealized depreciation for all securities based on tax cost was $18,208,314. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,035,077 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $24,243,391.

EAFE: Europe, Australasia and Far East
MSCI: Morgan Stanley Capital International
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Equity Funds	$130,079,696	$—	$—	$130,079,696
Exchange-Traded Funds	31,050,978	—	—	31,050,978
Bond Funds	59,129,472	—	—	59,129,472
Money Market Funds	1,596,819	—	—	1,596,819
Total	$221,856,965	$—	$—	$221,856,965

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass 2020 Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS LifeCompass 2020 Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 22, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2010